Note 13 - Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Derivative Instruments, Gain (Loss) [Table Text Block]
	Year Ended December 31,
	2025	2024	2023
Net gains (losses) recognized in AOCL:
Foreign currency forward contracts	$89	$(184)	$(1,470)
Interest rate swap agreements	11	1,178	689
	$100	$994	$(781)

Net (losses) gains reclassified from AOCL to the consolidated statement of operations:
Foreign currency forward contracts	$(21)	$(466)	$(537)
Interest rate swap agreements	1,835	2,407	2,268
	$1,814	$1,941	$1,731

Derivatives Not Designated as Hedging Instruments [Table Text Block]
		Year Ended December 31,
	Classification in Consolidated Statements of Operations	2025	2024	2023
Foreign currency forward contracts	Other income (expense), net	$1,358	$74	$150
		$1,358	$74	$150